Janus Henderson Mid Cap Value Fund
Schedule of Investments (unaudited)
March 31, 2025

	Shares or Principal Amounts	Value
Common Stocks – 98.2%
Aerospace & Defense – 2.8%
BWX Technologies Inc	244,013	$24,071,883
L3Harris Technologies Inc	152,246	31,866,610
		55,938,493
Banks – 3.9%
Cullen/Frost Bankers Inc	159,406	19,957,631
PNC Financial Services Group Inc/The	132,080	23,215,702
Wintrust Financial Corp	300,654	33,811,549
		76,984,882
Building Products – 2.6%
Carlisle Cos Inc	90,628	30,858,834
Fortune Brands Home & Security Inc	337,803	20,565,447
		51,424,281
Capital Markets – 3.5%
Jefferies Financial Group Inc	291,438	15,612,333
Lazard Inc	792,043	34,295,462
MarketAxess Holdings Inc	88,368	19,118,417
		69,026,212
Chemicals – 3.0%
Corteva Inc	479,756	30,191,045
Westlake Chemical Corp	302,412	30,250,272
		60,441,317
Commercial Services & Supplies – 1.9%
Waste Connections Inc	199,124	38,867,014
Construction Materials – 1.1%
Martin Marietta Materials Inc	45,325	21,671,242
Consumer Finance – 2.1%
Ally Financial Inc	1,122,444	40,935,533
Containers & Packaging – 2.8%
Ball Corp	626,106	32,601,339
Graphic Packaging Holding Co	860,989	22,351,275
		54,952,614
Distributors – 1.9%
LKQ Corp	910,676	38,740,157
Diversified Financial Services – 1.1%
Fidelity National Information Services Inc	296,375	22,133,285
Electric Utilities – 5.1%
Alliant Energy Corp	904,454	58,201,615
Entergy Corp	500,914	42,823,138
		101,024,753
Electrical Equipment – 1.5%
AMETEK Inc	169,981	29,260,529
Electronic Equipment, Instruments & Components – 5.3%
Arrow Electronics Inc*	139,087	14,441,403
CDW Corp/DE	68,178	10,926,206
Fabrinet*	55,446	10,951,140
Keysight Technologies Inc*	82,973	12,426,866
Littelfuse Inc	118,292	23,272,768
Vontier Corp	993,964	32,651,718
		104,670,101
Energy Equipment & Services – 0.6%
Baker Hughes Co	288,751	12,690,606
Entertainment – 0.9%
Electronic Arts Inc	119,805	17,314,219
Food & Staples Retailing – 3.8%
Casey's General Stores Inc	125,535	54,487,211
Target Corp	202,705	21,154,294
		75,641,505
Food Products – 2.9%
Hershey Co	168,394	28,800,426
Lamb Weston Holdings Inc	529,197	28,206,200
		57,006,626
Health Care Equipment & Supplies – 3.3%
Globus Medical Inc*	379,038	27,745,582

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
Teleflex Inc	119,495	$16,513,014
Zimmer Biomet Holdings Inc	190,955	21,612,287
		65,870,883
Health Care Providers & Services – 2.5%
Cardinal Health Inc	121,982	16,805,460
Humana Inc	25,821	6,832,236
Labcorp Holdings Inc	110,663	25,755,707
		49,393,403
Household Durables – 1.0%
SharkNinja Inc*	90,149	7,519,328
Toll Brothers Inc	117,464	12,403,024
		19,922,352
Industrial Conglomerates – 1.8%
3M Co	239,565	35,182,516
Industrial Real Estate Investment Trusts (REITs) – 1.2%
STAG Industrial Inc	655,110	23,662,573
Insurance – 5.7%
Axis Capital Holdings Ltd	390,757	39,169,482
Everest Re Group Ltd	87,104	31,647,496
Hartford Financial Services Group Inc	339,954	42,062,508
		112,879,486
Leisure Products – 0.5%
Brunswick Corp/DE	189,412	10,199,836
Life Sciences Tools & Services – 2.3%
Avantor Inc*	1,439,794	23,339,061
ICON PLC*	133,032	23,279,269
		46,618,330
Machinery – 1.4%
Lincoln Electric Holdings Inc	144,861	27,401,907
Marine – 1.5%
Kirby Corp*	288,707	29,162,294
Media – 1.5%
Fox Corp - Class B	551,976	29,094,655
Metals & Mining – 2.2%
Freeport-McMoRan Inc	1,184,627	44,849,978
Oil, Gas & Consumable Fuels – 5.6%
Chesapeake Energy Corp	455,818	50,741,660
ConocoPhillips	359,101	37,712,787
HF Sinclair Corp	697,750	22,942,020
		111,396,467
Professional Services – 2.7%
Robert Half International Inc	349,311	19,054,915
TransUnion	412,482	34,231,881
		53,286,796
Real Estate Management & Development – 1.3%
CBRE Group Inc*	194,103	25,384,790
Residential Real Estate Investment Trusts (REITs) – 1.2%
Equity LifeStyle Properties Inc	356,697	23,791,690
Retail Real Estate Investment Trusts (REITs) – 2.3%
Agree Realty Corp	590,229	45,559,776
Road & Rail – 2.6%
Canadian Pacific Kansas City Ltd	299,620	21,036,320
Landstar System Inc	208,091	31,255,268
		52,291,588
Semiconductor & Semiconductor Equipment – 0.9%
Teradyne Inc	214,580	17,724,308
Software – 1.2%
Nice Ltd (ADR)*	74,327	11,458,994
Tenable Holdings Inc*	374,723	13,107,810
		24,566,804
Specialized Real Estate Investment Trusts (REITs) – 2.3%
Lamar Advertising Co	280,048	31,863,862
PotlatchDeltic Corp	309,160	13,949,299
		45,813,161
Specialty Retail – 4.9%
AutoZone Inc*	8,047	30,681,441
Bath & Body Works Inc	1,038,224	31,478,952

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Specialty Retail – (continued)
Burlington Stores Inc*	52,942	$12,617,667
O'Reilly Automotive Inc*	16,611	23,796,586
		98,574,646
Trading Companies & Distributors – 1.5%
GATX Corp	78,435	12,178,603
MSC Industrial Direct Co Inc	237,087	18,414,547
		30,593,150
Total Common Stocks (cost $1,487,649,748)		1,951,944,758
Repurchase Agreements – 1.5%
ING Financial Markets LLC, Joint repurchase agreement, 4.3100%, dated 3/31/25, maturing 4/1/25 to be repurchased at $14,001,676 collateralized by $14,090,951 in U.S. Treasuries 3.8750% - 4.6250%, 6/15/27 - 12/31/29 with a value of $14,281,720	$14,000,000	14,000,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 4.3400%, dated 3/31/25, maturing 4/1/25 to be repurchased at $16,501,989 collateralized by $16,596,195 in U.S. Treasuries 3.6250% - 6.3750%, 8/15/27 - 5/31/28 with a value of $16,832,036	16,500,000	16,500,000
Total Repurchase Agreements (cost $30,500,000)		30,500,000
Total Investments (total cost $1,518,149,748) – 99.7%		1,982,444,758
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		5,962,739
Net Assets – 100%		$1,988,407,497

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,926,670,175	97.2%
Ireland	23,279,269	1.2
Canada	21,036,320	1.0
Israel	11,458,994	0.6
Total	$1,982,444,758	100.0%

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$1,951,944,758	$-	$-
Repurchase Agreements	-	30,500,000	-
Total Assets	$1,951,944,758	$30,500,000	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70285 05-25